Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 22,013	$ 79,578
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	[1]		19,293
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		7,369	41,642
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		1,575	8,149
Kutcho convertible note [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets			901
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 13,069	$ 9,593

[1]	As at December 31, 2022, the Company had fully recognized the tax effect of non-capital losses.